Portfolio of Investments
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	66,255
WMI Holdings Corp. Escrow(a),(b),(c)	1,075	—
Total		66,255
Total Financials		66,255
Total Common Stocks (Cost $1,077,470)		66,255

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	238,000	243,950
Total Convertible Bonds (Cost $224,003)			243,950

Corporate Bonds & Notes 90.4%

Aerospace & Defense 5.3%
BAE Systems PLC(d)
02/15/2031	1.900%	17,155,000	16,914,115
Boeing Co. (The)
03/01/2029	3.200%	8,721,000	9,198,910
08/01/2059	3.950%	10,033,000	10,454,677
Bombardier, Inc.(d)
10/15/2022	6.000%	82,000	82,125
12/01/2024	7.500%	337,000	350,803
04/15/2027	7.875%	360,000	372,975
Moog, Inc.(d)
12/15/2027	4.250%	139,000	143,318
Northrop Grumman Corp.
01/15/2028	3.250%	26,916,000	29,597,290
TransDigm, Inc.(d)
03/15/2026	6.250%	2,391,000	2,510,291
05/01/2029	4.875%	664,000	667,680
TransDigm, Inc.
06/15/2026	6.375%	622,000	643,246
11/15/2027	5.500%	710,000	733,121
United Technologies Corp.
11/16/2028	4.125%	9,223,000	10,702,643
06/01/2042	4.500%	2,410,000	3,073,357
Total			85,444,551
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Air Canada(d),(e)
08/15/2026	3.875%	460,000	461,250
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	865,000	905,021
04/20/2029	5.750%	132,255	143,001
Delta Air Lines, Inc.
01/15/2026	7.375%	491,000	578,113
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	362,739	380,162
United Airlines, Inc.(d)
04/15/2026	4.375%	219,000	225,297
04/15/2029	4.625%	245,000	252,103
Total			2,944,947
Automotive 0.8%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	441,000	454,499
Clarios Global LP(d)
05/15/2025	6.750%	80,000	84,962
Ford Motor Co.
04/21/2023	8.500%	68,000	75,534
04/22/2025	9.000%	486,000	598,079
04/22/2030	9.625%	20,000	28,821
07/16/2031	7.450%	252,000	334,919
Ford Motor Credit Co. LLC
09/08/2024	3.664%	1,168,000	1,224,702
06/16/2025	5.125%	256,000	282,045
11/13/2025	3.375%	1,251,000	1,306,915
08/17/2027	4.125%	554,000	593,565
11/13/2030	4.000%	214,000	226,335
General Motors Co.
04/01/2048	5.400%	2,835,000	3,644,597
Goodyear Tire & Rubber Co. (The)(d)
07/15/2029	5.000%	382,000	402,602
IAA Spinco, Inc.(d)
06/15/2027	5.500%	910,000	956,565
Jaguar Land Rover Automotive PLC(d)
07/15/2029	5.500%	312,000	311,907
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	579,000	592,285
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	60,000	63,507
05/15/2027	8.500%	503,000	542,998
Real Hero Merger Sub 2, Inc.(d)
02/01/2029	6.250%	180,000	186,011
Columbia Corporate Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenneco, Inc.(d)
01/15/2029	7.875%	557,000	629,519
04/15/2029	5.125%	240,000	247,648
Total			12,788,015
Banking 18.8%
Bank of America Corp.(f)
07/23/2031	1.898%	19,015,000	18,679,784
10/24/2031	1.922%	34,690,000	34,119,530
Bank of Nova Scotia (The)
04/15/2024	0.700%	12,992,000	13,036,662
Citigroup, Inc.(f)
06/03/2031	2.572%	18,470,000	19,126,436
05/01/2032	2.561%	7,714,000	7,973,923
Goldman Sachs Group, Inc. (The)(f)
03/09/2027	1.431%	8,321,000	8,359,451
05/01/2029	4.223%	19,695,000	22,676,639
07/21/2032	2.383%	9,072,000	9,225,106
HSBC Holdings PLC(f)
05/24/2032	2.804%	25,593,000	26,564,050
JPMorgan Chase & Co.(f)
10/15/2030	2.739%	16,187,000	17,143,065
11/19/2031	1.764%	3,635,000	3,536,536
04/22/2032	2.580%	30,210,000	31,446,430
Morgan Stanley(f)
07/21/2032	2.239%	24,895,000	25,099,008
Royal Bank of Canada
01/19/2024	0.425%	13,550,000	13,555,525
Truist Financial Corp.(f)
03/02/2027	1.267%	6,872,000	6,907,846
Washington Mutual Bank(b),(c),(g)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(f)
10/30/2030	2.879%	13,846,000	14,790,576
02/11/2031	2.572%	30,044,000	31,451,768
Total			303,701,860
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Escrow Issuer, Inc.(d)
04/01/2029	7.500%	178,000	187,648
Hightower Holding LLC(d)
04/15/2029	6.750%	455,000	463,379
NFP Corp.(d)
08/15/2028	4.875%	393,000	400,723
08/15/2028	6.875%	1,093,000	1,136,912
Total			2,188,662
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	455,000	466,973
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	550,000	573,365
05/15/2029	4.125%	291,000	291,643
Core & Main LP(d)
08/15/2025	6.125%	568,000	577,406
CP Atlas Buyer Inc.(d)
12/01/2028	7.000%	245,000	252,815
Interface, Inc.(d)
12/01/2028	5.500%	210,000	220,291
James Hardie International Finance DAC(d)
01/15/2028	5.000%	572,000	606,320
SRS Distribution, Inc.(d)
07/01/2028	4.625%	226,000	230,593
07/01/2029	6.125%	439,000	449,305
White Cap Buyer LLC(d)
10/15/2028	6.875%	567,000	605,427
Total			4,274,138
Cable and Satellite 3.1%
CCO Holdings LLC/Capital Corp.(d)
02/15/2026	5.750%	239,000	247,103
05/01/2027	5.125%	324,000	339,030
03/01/2030	4.750%	1,263,000	1,339,635
02/01/2031	4.250%	1,353,000	1,395,253
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	381,000	398,565
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	3,110,000	3,846,905
03/01/2050	4.800%	6,920,000	8,135,346
04/01/2061	3.850%	4,242,000	4,243,404
Comcast Corp.
02/15/2031	1.500%	16,780,000	16,177,402
CSC Holdings LLC(d)
01/15/2030	5.750%	664,000	692,785
12/01/2030	4.125%	1,316,000	1,319,438
02/15/2031	3.375%	504,000	478,787
DISH DBS Corp.
07/01/2026	7.750%	958,000	1,094,162
DISH DBS Corp.(d)
06/01/2029	5.125%	833,000	825,763
NBCUniversal Media LLC
01/15/2043	4.450%	2,965,000	3,707,925
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2028	6.500%	522,000	541,863

2	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(d)
07/15/2024	4.625%	385,000	395,133
07/15/2026	5.375%	545,000	562,735
07/01/2030	4.125%	461,000	475,845
Videotron Ltd.(d)
06/15/2029	3.625%	255,000	262,149
Virgin Media Finance PLC(d)
07/15/2030	5.000%	556,000	565,674
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	168,000	179,531
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	509,000	524,395
Ziggo Bond Finance BV(d)
01/15/2027	6.000%	501,000	522,507
Ziggo BV(d)
01/15/2030	4.875%	1,000,000	1,030,089
Total			49,301,424
Chemicals 0.4%
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	650,000	639,483
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	265,000	279,512
Element Solutions, Inc.(d)
09/01/2028	3.875%	533,000	544,376
HB Fuller Co.
10/15/2028	4.250%	818,000	836,672
Herens Holdco Sarl(d)
05/15/2028	4.750%	317,000	314,705
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	276,000	307,165
INEOS Group Holdings SA(d)
08/01/2024	5.625%	398,000	398,237
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	401,000	432,936
Iris Holdings, Inc.(d),(h)
02/15/2026	8.750%	245,000	249,817
Minerals Technologies, Inc.(d)
07/01/2028	5.000%	189,000	197,760
PQ Corp.(d)
12/15/2025	5.750%	247,000	254,101
WR Grace & Co.(d)
06/15/2027	4.875%	1,635,000	1,727,228
Total			6,181,992
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.6%
Caterpillar Financial Services Corp.
05/17/2024	0.450%	12,444,000	12,442,012
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	720,000	714,529
NESCO Holdings II, Inc.(d)
04/15/2029	5.500%	259,000	267,737
United Rentals North America, Inc.
09/15/2026	5.875%	261,000	269,775
05/15/2027	5.500%	97,000	102,045
11/15/2027	3.875%	10,420,000	10,885,481
02/15/2031	3.875%	181,000	186,305
United Rentals North America, Inc.(e)
01/15/2032	3.750%	211,000	211,000
Total			25,078,884
Consumer Cyclical Services 0.1%
APX Group, Inc.
09/01/2023	7.625%	181,000	185,242
APX Group, Inc.(d)
07/15/2029	5.750%	145,000	145,547
Match Group, Inc.(d)
06/01/2028	4.625%	174,000	182,684
Staples, Inc.(d)
04/15/2026	7.500%	254,000	257,899
04/15/2027	10.750%	56,000	54,345
Uber Technologies, Inc.(d)
05/15/2025	7.500%	778,000	834,347
01/15/2028	6.250%	257,000	277,223
Total			1,937,287
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	432,000	460,181
Mattel, Inc.(d)
04/01/2026	3.375%	171,000	177,829
04/01/2029	3.750%	532,000	560,689
Mattel, Inc.
11/01/2041	5.450%	54,000	63,622
Newell Brands, Inc.
06/01/2025	4.875%	92,000	102,059
Prestige Brands, Inc.(d)
01/15/2028	5.125%	509,000	538,279
04/01/2031	3.750%	237,000	234,893
Spectrum Brands, Inc.
07/15/2025	5.750%	209,000	214,620
Total			2,352,172

Columbia Corporate Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.8%
BWX Technologies, Inc.(d)
06/30/2028	4.125%	231,000	236,829
Carrier Global Corp.
02/15/2030	2.722%	15,488,000	16,387,214
CFX Escrow Corp.(d)
02/15/2026	6.375%	273,000	288,349
Gates Global LLC/Co.(d)
01/15/2026	6.250%	807,000	841,672
Madison IAQ LLC(d)
06/30/2028	4.125%	600,000	600,914
06/30/2029	5.875%	538,000	544,095
Resideo Funding, Inc.(d)
11/01/2026	6.125%	336,000	353,220
Siemens Financieringsmaatschappij NV(d)
03/11/2024	0.650%	8,584,000	8,612,786
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	526,000	555,660
Welbilt, Inc.
02/15/2024	9.500%	103,000	106,841
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	302,000	325,377
06/15/2028	7.250%	558,000	621,659
Total			29,474,616
Electric 12.3%
AEP Texas, Inc.
01/15/2050	3.450%	10,380,000	11,071,550
Calpine Corp.(d)
02/15/2028	4.500%	357,000	367,889
03/15/2028	5.125%	292,000	296,051
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,687,129
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	2,560,000	2,712,894
02/15/2031	3.750%	1,052,000	1,056,755
CMS Energy Corp.
03/01/2024	3.875%	2,124,000	2,278,333
11/15/2025	3.600%	8,564,000	9,397,855
Dominion Energy, Inc.
04/01/2030	3.375%	5,434,000	6,025,885
DTE Energy Co.
10/01/2026	2.850%	1,361,000	1,463,485
06/15/2029	3.400%	7,403,000	8,223,263
Duke Energy Corp.
10/15/2023	3.950%	6,183,000	6,595,679
06/15/2051	3.500%	4,382,000	4,722,011
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera US Finance LP
06/15/2046	4.750%	4,303,000	5,216,505
Eversource Energy
10/01/2024	2.900%	5,000,000	5,323,591
01/15/2025	3.150%	2,695,000	2,890,678
08/15/2030	1.650%	17,836,000	17,422,231
Exelon Corp.
04/15/2050	4.700%	3,825,000	4,952,520
Georgia Power Co.
07/30/2023	2.100%	13,854,000	14,327,689
03/15/2042	4.300%	15,175,000	18,338,610
Jersey Central Power & Light Co.(d)
03/01/2032	2.750%	1,783,000	1,867,905
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	130,000	132,570
NextEra Energy Capital Holdings, Inc.
06/15/2028	1.900%	4,583,000	4,685,751
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	425,000	457,573
NRG Energy, Inc.
01/15/2027	6.625%	484,000	501,110
01/15/2028	5.750%	7,000	7,437
NRG Energy, Inc.(d)
06/15/2029	5.250%	2,298,000	2,465,293
02/15/2031	3.625%	600,000	605,288
Pacific Gas and Electric Co.
07/01/2050	4.950%	9,570,000	9,882,883
Pinnacle West Capital Corp.
06/15/2025	1.300%	7,194,000	7,284,407
Progress Energy, Inc.
04/01/2022	3.150%	13,000,000	13,153,665
Southern California Edison Co.
10/01/2043	4.650%	295,000	341,013
04/01/2047	4.000%	1,665,000	1,774,269
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	159,000	163,816
02/15/2027	5.625%	408,000	423,616
07/31/2027	5.000%	252,000	260,386
05/01/2029	4.375%	310,000	317,994
WEC Energy Group, Inc.
09/15/2023	0.550%	4,735,000	4,742,687
06/15/2025	3.550%	4,151,000	4,545,593
10/15/2027	1.375%	7,695,000	7,637,528
Xcel Energy, Inc.
12/01/2026	3.350%	1,200,000	1,318,540
12/01/2049	3.500%	7,935,000	8,831,649
Total			197,771,576

4	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.5%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	95,000	98,612
08/01/2025	3.750%	5,290,000	5,442,639
12/15/2026	5.125%	364,000	382,057
08/01/2028	4.000%	320,000	316,425
06/15/2029	4.750%	509,000	526,211
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	768,000	782,217
Total			7,548,161
Finance Companies 1.4%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	16,805,000	20,648,540
Global Aircraft Leasing Co., Ltd.(d),(h)
09/15/2024	6.500%	228,722	229,906
Navient Corp.
01/25/2023	5.500%	508,000	533,593
10/25/2024	5.875%	111,000	121,310
03/15/2028	4.875%	224,000	225,842
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	383,000	391,514
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	321,000	322,926
Springleaf Finance Corp.
03/15/2024	6.125%	585,000	629,606
06/01/2025	8.875%	102,000	112,235
Total			23,215,472
Food and Beverage 3.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	19,276,000	24,719,758
Bacardi Ltd.(d)
05/15/2048	5.300%	6,960,000	9,324,089
Conagra Brands, Inc.
11/01/2048	5.400%	1,980,000	2,710,212
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	956,000	984,730
JBS USA LUX SA/Food Co./Finance, Inc.(d)
12/01/2031	3.750%	248,000	254,079
Kraft Heinz Foods Co.
06/01/2046	4.375%	5,601,000	6,442,241
Mondelez International, Inc.
05/04/2025	1.500%	11,610,000	11,853,190
Pilgrim’s Pride Corp.(d)
09/30/2027	5.875%	261,000	279,065
04/15/2031	4.250%	992,000	1,055,819
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(d)
03/01/2027	5.750%	2,596,000	2,705,048
04/15/2030	4.625%	736,000	749,889
09/15/2031	4.500%	523,000	529,087
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	309,000	309,562
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	283,000	286,086
Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	301,000	301,343
US Foods, Inc.(d)
02/15/2029	4.750%	523,000	533,290
Total			63,037,488
Gaming 0.4%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	90,000	98,416
06/15/2031	4.750%	503,000	520,880
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	212,408
Caesars Resort Collection LLC/CRC Finco, Inc.(d)
10/15/2025	5.250%	716,000	721,425
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	607,000	637,635
07/01/2025	6.250%	682,000	719,509
07/01/2027	8.125%	56,000	61,664
International Game Technology PLC(d)
04/15/2026	4.125%	203,000	211,381
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
06/15/2025	4.625%	166,000	176,635
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
02/01/2027	5.750%	154,000	172,241
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	414,000	417,296
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	242,000	238,526
Scientific Games International, Inc.(d)
10/15/2025	5.000%	922,000	947,355
03/15/2026	8.250%	378,000	401,934
11/15/2029	7.250%	579,000	649,204
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	176,000	183,043
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	92,000	97,524
Wynn Resorts Finance LLC/Capital Corp.(d)
04/15/2025	7.750%	94,000	100,117
Total			6,567,193

Columbia Corporate Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 3.6%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	1,258,000	1,345,834
04/15/2029	5.000%	109,000	114,548
Avantor Funding, Inc.(d)
07/15/2028	4.625%	914,000	962,137
Becton Dickinson and Co.
06/06/2024	3.363%	12,575,000	13,463,571
02/11/2031	1.957%	6,540,000	6,486,537
Charles River Laboratories International, Inc.(d)
03/15/2029	3.750%	148,000	151,722
03/15/2031	4.000%	119,000	125,416
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	323,000	338,869
03/15/2026	8.000%	394,000	422,282
04/15/2029	6.875%	279,000	293,697
Cigna Corp.
10/15/2028	4.375%	12,450,000	14,645,793
CVS Health Corp.
03/25/2048	5.050%	5,435,000	7,237,612
HCA, Inc.
02/01/2029	5.875%	863,000	1,055,693
09/01/2030	3.500%	730,000	790,323
07/15/2051	3.500%	5,430,000	5,601,199
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	204,232
Radiology Partners, Inc.(d)
02/01/2028	9.250%	151,000	163,927
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	420,000	433,216
Select Medical Corp.(d)
08/15/2026	6.250%	1,121,000	1,186,723
Tenet Healthcare Corp.(d)
01/01/2026	4.875%	405,000	418,956
02/01/2027	6.250%	394,000	410,584
11/01/2027	5.125%	1,793,000	1,881,488
10/01/2028	6.125%	674,000	717,713
Total			58,452,072
Healthcare Insurance 0.6%
Aetna, Inc.
08/15/2047	3.875%	2,502,000	2,865,341
Centene Corp.(d)
06/01/2026	5.375%	407,000	423,917
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
02/15/2030	3.375%	3,674,000	3,839,046
10/15/2030	3.000%	2,046,000	2,128,269
03/01/2031	2.500%	612,000	612,591
Total			9,869,164
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	330,000	374,879
Meritage Homes Corp.(d)
04/15/2029	3.875%	423,000	446,616
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	171,000	175,695
04/01/2029	4.750%	65,000	66,846
Taylor Morrison Communities, Inc.(d)
01/15/2028	5.750%	193,000	218,031
08/01/2030	5.125%	355,000	386,009
Total			1,668,076
Independent Energy 1.1%
Apache Corp.
11/15/2027	4.875%	190,000	204,489
02/01/2042	5.250%	748,000	804,637
04/15/2043	4.750%	403,000	415,090
Callon Petroleum Co.
07/01/2026	6.375%	922,000	830,508
Callon Petroleum Co.(d)
08/01/2028	8.000%	326,000	306,530
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	5,420,415
CNX Resources Corp.(d)
03/14/2027	7.250%	610,000	650,174
01/15/2029	6.000%	277,000	293,231
Comstock Resources, Inc.(d)
03/01/2029	6.750%	235,000	245,523
01/15/2030	5.875%	174,000	175,022
CrownRock LP/Finance, Inc.(d)
10/15/2025	5.625%	219,000	224,519
05/01/2029	5.000%	153,000	159,823
Encana Corp.
08/15/2034	6.500%	19,000	25,299
Endeavor Energy Resources LP/Finance, Inc.(d)
01/30/2028	5.750%	238,000	249,895
EQT Corp.
01/15/2029	5.000%	252,000	284,790
EQT Corp.(f)
02/01/2030	8.750%	510,000	669,960
EQT Corp.(d)
05/15/2031	3.625%	230,000	243,509

6	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(d)
02/01/2029	5.750%	281,000	287,252
02/01/2031	6.000%	300,000	312,914
Indigo Natural Resources LLC(d)
02/01/2029	5.375%	227,000	236,596
Matador Resources Co.
09/15/2026	5.875%	597,000	606,641
Newfield Exploration Co.
07/01/2024	5.625%	32,000	35,400
01/01/2026	5.375%	270,000	304,464
Occidental Petroleum Corp.
07/15/2025	8.000%	786,000	935,680
09/01/2030	6.625%	593,000	723,300
01/01/2031	6.125%	648,000	766,163
09/15/2036	6.450%	208,000	250,805
03/15/2046	6.600%	1,048,000	1,289,300
04/15/2046	4.400%	358,000	351,577
08/15/2049	4.400%	235,000	228,470
Ovintiv, Inc.
11/01/2031	7.200%	45,000	60,148
SM Energy Co.
09/15/2026	6.750%	402,000	399,001
01/15/2027	6.625%	145,000	144,446
07/15/2028	6.500%	175,000	174,362
Total			18,309,933
Integrated Energy 0.4%
BP Capital Markets America, Inc.
02/08/2061	3.379%	1,455,000	1,516,506
Cenovus Energy, Inc.
07/15/2025	5.375%	144,000	164,330
04/15/2027	4.250%	10,000	11,198
11/15/2039	6.750%	250,000	340,399
06/15/2047	5.400%	2,215,000	2,767,335
Chevron USA, Inc.
11/15/2043	5.250%	348,000	483,098
Suncor Energy, Inc.
11/15/2047	4.000%	650,000	741,114
Total			6,023,980
Leisure 0.4%
Carnival Corp.(d)
03/01/2026	7.625%	216,000	228,841
03/01/2027	5.750%	1,059,000	1,076,078
08/01/2028	4.000%	740,000	738,244
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	211,000	212,778
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(d)
05/01/2025	5.500%	300,000	311,544
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	472,000	509,638
Cinemark USA, Inc.(d)
05/01/2025	8.750%	121,000	129,717
03/15/2026	5.875%	481,000	472,612
07/15/2028	5.250%	225,000	211,531
Live Nation Entertainment, Inc.(d)
05/15/2027	6.500%	258,000	285,671
10/15/2027	4.750%	156,000	159,436
NCL Corp Ltd.(d)
03/15/2026	5.875%	210,000	211,546
NCL Finance Ltd.(d)
03/15/2028	6.125%	117,000	117,798
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	143,000	155,803
07/01/2026	4.250%	292,000	284,874
04/01/2028	5.500%	388,000	395,569
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	292,000	275,618
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	471,000	474,723
Viking Cruises Ltd.(d)
09/15/2027	5.875%	362,000	343,867
Total			6,595,888
Life Insurance 8.6%
AIG Global Funding(d)
09/22/2025	0.900%	6,680,000	6,640,406
Five Corners Funding Trust(d)
11/15/2023	4.419%	23,065,000	25,082,026
Guardian Life Global Funding(d)
12/10/2025	0.875%	13,510,000	13,465,296
Guardian Life Insurance Co. of America (The)(d)
Subordinated
06/19/2064	4.875%	980,000	1,297,682
Massachusetts Mutual Life Insurance Co.(d)
Subordinated
10/15/2070	3.729%	3,418,000	3,792,391
New York Life Global Funding(d)
01/15/2026	0.850%	9,189,000	9,154,432
Northwestern Mutual Global Funding(d)
01/14/2026	0.800%	8,667,000	8,608,264
Northwestern Mutual Life Insurance Co. (The)(d)
Subordinated
09/30/2059	3.625%	6,958,000	7,779,812
Pacific Life Global Funding II(d)
09/23/2023	0.500%	4,635,000	4,653,927
04/14/2026	1.375%	17,139,000	17,364,586

Columbia Corporate Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(d)
02/15/2025	3.976%	16,462,000	18,099,812
Principal Life Global Funding II(d)
11/21/2024	2.250%	7,165,000	7,493,804
Teachers Insurance & Annuity Association of America(d)
Subordinated
09/15/2044	4.900%	4,715,000	6,267,519
05/15/2050	3.300%	6,368,000	6,807,149
Voya Financial, Inc.
06/15/2046	4.800%	1,895,000	2,453,638
Total			138,960,744
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	310,000	324,608
Marriott Ownership Resorts, Inc.(d)
06/15/2029	4.500%	128,000	128,861
Total			453,469
Media and Entertainment 1.7%
Cengage Learning, Inc.(d)
06/15/2024	9.500%	524,000	536,783
Clear Channel International BV(d)
08/01/2025	6.625%	274,000	287,273
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	708,000	737,632
06/01/2029	7.500%	433,000	448,752
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	204,000	118,444
08/15/2027	6.625%	79,000	31,470
Discovery Communications LLC
05/15/2049	5.300%	1,432,000	1,839,364
iHeartCommunications, Inc.
05/01/2026	6.375%	261,962	276,701
05/01/2027	8.375%	884,518	942,025
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	102,000	106,350
01/15/2028	4.750%	749,000	773,726
Lamar Media Corp.
02/15/2028	3.750%	404,000	411,610
Netflix, Inc.
11/15/2028	5.875%	995,000	1,236,287
05/15/2029	6.375%	388,000	498,811
Netflix, Inc.(d)
11/15/2029	5.375%	6,792,000	8,374,970
06/15/2030	4.875%	725,000	873,879
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	216,000	216,817
03/15/2030	4.625%	367,000	369,863
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(d)
03/15/2029	4.250%	283,000	282,374
Scripps Escrow, Inc.(d)
07/15/2027	5.875%	164,000	169,743
Univision Communications, Inc.(d)
05/01/2029	4.500%	248,000	248,695
ViacomCBS, Inc.
01/15/2031	4.950%	1,330,000	1,621,190
05/19/2032	4.200%	2,385,000	2,788,014
Walt Disney Co. (The)
09/15/2044	4.750%	3,480,000	4,655,275
Total			27,846,048
Metals and Mining 0.8%
Alcoa Nederland Holding BV(d)
03/31/2029	4.125%	194,000	203,809
Constellium NV(d)
02/15/2026	5.875%	624,000	640,213
Constellium SE(d)
06/15/2028	5.625%	893,000	955,336
04/15/2029	3.750%	491,000	490,652
Freeport-McMoRan, Inc.
03/01/2028	4.125%	4,316,000	4,516,965
09/01/2029	5.250%	386,000	426,627
03/15/2043	5.450%	1,001,000	1,286,203
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	344,000	350,088
04/01/2029	6.125%	403,000	434,101
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	519,000	539,766
Novelis Corp.(d)
09/30/2026	5.875%	1,999,000	2,073,406
01/30/2030	4.750%	836,000	890,521
Novelis Corp.(d),(e)
11/15/2026	3.250%	305,000	309,293
08/15/2031	3.875%	367,000	371,126
Total			13,488,106
Midstream 2.8%
Cheniere Energy Partners LP
10/01/2026	5.625%	419,000	432,828
Cheniere Energy Partners LP(d)
03/01/2031	4.000%	283,000	299,292
Cheniere Energy, Inc.
10/15/2028	4.625%	567,000	598,879
DCP Midstream Operating LP
05/15/2029	5.125%	341,000	380,328
04/01/2044	5.600%	230,000	264,209

8	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Midstream, Inc.(d)
06/15/2029	4.125%	318,000	326,088
06/15/2031	4.375%	254,000	263,574
Energy Transfer Operating LP
03/15/2023	4.250%	260,000	272,281
Enterprise Products Operating LLC
01/31/2060	3.950%	2,710,000	3,048,669
EQM Midstream Partners LP(d)
07/01/2025	6.000%	212,000	230,696
07/01/2027	6.500%	307,000	344,674
01/15/2029	4.500%	333,000	338,470
01/15/2031	4.750%	740,000	755,932
ITT Holdings LLC(d)
08/01/2029	6.500%	257,000	256,370
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	7,298,908
Kinder Morgan, Inc.
02/15/2046	5.050%	1,724,000	2,140,672
MPLX LP
04/15/2048	4.700%	4,390,000	5,182,200
NuStar Logistics LP
10/01/2025	5.750%	182,000	198,967
06/01/2026	6.000%	132,000	143,187
04/28/2027	5.625%	247,000	267,217
10/01/2030	6.375%	198,000	220,124
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,975,000	7,487,780
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	329,823
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	348,000	364,337
02/01/2027	5.375%	123,000	127,646
01/15/2028	5.000%	357,000	375,424
03/01/2030	5.500%	869,000	957,976
Targa Resources Partners LP/Finance Corp.(d)
02/01/2031	4.875%	242,000	261,573
01/15/2032	4.000%	301,000	311,143
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	363,000	369,401
Venture Global Calcasieu Pass LLC(d),(e)
08/15/2029	3.875%	369,000	376,894
08/15/2031	4.125%	431,000	444,490
Western Gas Partners LP
08/15/2048	5.500%	2,776,000	3,093,128
Williams Companies, Inc. (The)
09/15/2045	5.100%	6,364,000	8,009,902
Total			45,773,082
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 1.5%
NiSource, Inc.
09/01/2029	2.950%	22,775,000	24,433,844
05/15/2047	4.375%	84,000	103,158
Total			24,537,002
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	119,000	124,415
Nabors Industries Ltd.(d)
01/15/2026	7.250%	220,000	205,986
Transocean Guardian Ltd.(d)
01/15/2024	5.875%	84,420	79,980
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	438,350	419,054
Total			829,435
Other Industry 0.0%
Dycom Industries, Inc.(d)
04/15/2029	4.500%	286,000	290,570
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	218,810
Total			509,380
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(d)
03/15/2022	5.250%	1,084,000	1,087,075
10/01/2025	5.250%	558,000	566,379
02/01/2027	4.250%	390,000	389,586
06/15/2029	4.750%	776,000	772,881
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	384,000	409,269
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	317,000	325,211
RHP Hotel Properties LP/Finance Corp.(d)
02/15/2029	4.500%	216,000	218,184
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	222,000	224,880
Service Properties Trust
03/15/2024	4.650%	209,000	212,596
10/01/2024	4.350%	98,000	98,792
12/15/2027	5.500%	129,000	137,259
Total			4,442,112
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	769,000	769,875

Columbia Corporate Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
08/15/2026	4.125%	594,000	612,995
08/15/2027	5.250%	420,000	428,995
08/15/2027	5.250%	366,000	374,196
Flex Acquisition Co., Inc.(d)
07/15/2026	7.875%	299,000	312,060
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	178,000	186,455
08/15/2027	8.500%	399,000	429,220
Total			3,113,796
Pharmaceuticals 2.5%
AbbVie, Inc.
11/06/2042	4.400%	6,305,000	7,795,077
11/21/2049	4.250%	5,058,000	6,201,284
Amgen, Inc.
02/21/2040	3.150%	3,515,000	3,759,869
AstraZeneca Finance LLC
05/28/2026	1.200%	9,485,000	9,559,451
Bausch Health Companies, Inc.(d)
04/15/2025	6.125%	426,000	435,243
04/01/2026	9.250%	269,000	290,664
01/31/2027	8.500%	253,000	273,846
01/15/2028	7.000%	514,000	539,356
06/01/2028	4.875%	152,000	156,799
02/15/2029	5.000%	529,000	499,742
02/15/2029	6.250%	269,000	267,825
02/15/2031	5.250%	649,000	608,176
Endo Dac/Finance LLC/Finco, Inc.(d)
07/31/2027	9.500%	176,000	176,541
06/30/2028	6.000%	260,000	175,500
Endo Luxembourg Finance Co I Sarl/US, Inc.(d)
04/01/2029	6.125%	356,000	353,731
Gilead Sciences, Inc.
10/01/2040	2.600%	3,100,000	3,080,068
10/01/2050	2.800%	2,915,000	2,884,956
Mylan NV
06/15/2046	5.250%	585,000	728,500
Organon Finance 1 LLC(d)
04/30/2028	4.125%	918,000	941,454
04/30/2031	5.125%	683,000	703,616
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	267,000	272,589
Total			39,704,287
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	780,000	815,244
American International Group, Inc.
07/10/2025	3.750%	3,970,000	4,373,687
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AssuredPartners, Inc.(d)
01/15/2029	5.625%	391,000	388,846
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%	830,000	846,530
BroadStreet Partners, Inc.(d)
04/15/2029	5.875%	445,000	452,522
HUB International Ltd.(d)
05/01/2026	7.000%	424,000	439,420
Total			7,316,249
Railroads 1.1%
Canadian Pacific Railway Co.
03/05/2030	2.050%	5,000,000	5,039,981
CSX Corp.
11/01/2046	3.800%	5,739,000	6,633,401
Union Pacific Corp.
08/15/2059	3.950%	2,256,000	2,698,208
03/20/2060	3.839%	2,660,000	3,110,106
02/05/2070	3.750%	690,000	785,763
Total			18,267,459
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(d)
01/15/2028	3.875%	578,000	582,824
10/15/2030	4.000%	294,000	293,270
IRB Holding Corp.(d)
06/15/2025	7.000%	874,000	934,846
02/15/2026	6.750%	624,000	644,402
Total			2,455,342
Retailers 1.3%
Amazon.com, Inc.
05/12/2061	3.250%	8,525,000	9,329,051
L Brands, Inc.(d)
07/01/2025	9.375%	64,000	83,029
10/01/2030	6.625%	498,000	574,402
L Brands, Inc.
06/15/2029	7.500%	113,000	131,414
11/01/2035	6.875%	227,000	292,027
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	175,000	179,700
Lowe’s Companies, Inc.
04/01/2031	2.625%	4,070,000	4,280,377
05/03/2047	4.050%	4,470,000	5,270,699
Macy’s Retail Holdings LLC(d)
04/01/2029	5.875%	146,000	154,101

10	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	423,000	438,544
02/15/2029	7.750%	118,000	129,388
Total			20,862,732
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	7.500%	147,000	160,197
02/15/2028	5.875%	378,000	404,516
03/15/2029	3.500%	486,000	490,777
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	3.250%	223,000	228,317
01/15/2027	4.625%	339,000	358,343
02/15/2030	4.875%	124,000	134,174
Kroger Co. (The)
01/15/2048	4.650%	803,000	1,005,649
Total			2,781,973
Technology 4.5%
Apple, Inc.
02/09/2045	3.450%	4,555,000	5,176,169
Apple, Inc.(e)
08/05/2061	2.850%	3,063,000	3,062,610
Ascend Learning LLC(d)
08/01/2025	6.875%	280,000	285,547
Banff Merger Sub, Inc.(d)
09/01/2026	9.750%	56,000	58,907
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	185,000	185,547
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	82,000	87,460
Broadcom, Inc.
11/15/2030	4.150%	3,920,000	4,449,561
Clarivate Science Holdings Corp.(d)
06/30/2028	3.875%	258,000	260,277
06/30/2029	4.875%	640,000	646,831
Everi Holdings, Inc.(d)
07/15/2029	5.000%	55,000	56,254
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,932,000	1,932,228
Gartner, Inc.(d)
07/01/2028	4.500%	2,178,000	2,302,090
06/15/2029	3.625%	195,000	199,813
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	476,000	469,000
International Business Machines Corp.
05/15/2050	2.950%	5,255,000	5,385,915
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	421,000	437,343
Iron Mountain, Inc.(d)
07/15/2030	5.250%	827,000	882,180
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	1,248,000	1,298,926
Microchip Technology, Inc.(d)
02/15/2024	0.972%	8,629,000	8,644,400
MSCI, Inc.(d)
11/01/2031	3.625%	2,000,000	2,117,555
NCR Corp.(d)
04/15/2025	8.125%	274,000	297,729
09/01/2027	5.750%	274,000	289,376
10/01/2028	5.000%	290,000	298,914
04/15/2029	5.125%	603,000	627,921
09/01/2029	6.125%	215,000	234,506
10/01/2030	5.250%	194,000	203,613
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	224,000	236,567
07/15/2029	4.500%	254,000	256,135
07/15/2031	4.750%	317,000	319,868
NXP BV/Funding LLC/USA, Inc.(d)
05/01/2030	3.400%	1,375,000	1,521,316
Oracle Corp.
03/25/2041	3.650%	6,388,000	6,896,399
04/01/2050	3.600%	9,000,000	9,433,118
Plantronics, Inc.(d)
03/01/2029	4.750%	963,000	940,177
QUALCOMM, Inc.
05/20/2032	1.650%	2,355,000	2,296,536
QualityTech LP/QTS Finance Corp.(d)
10/01/2028	3.875%	1,848,000	1,980,520
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	912,000	949,871
Square, Inc.(d)
06/01/2026	2.750%	103,000	105,283
06/01/2031	3.500%	217,000	225,083
Switch Ltd.(d)
06/15/2029	4.125%	255,000	262,578
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	175,000	184,790
VeriSign, Inc.
06/15/2031	2.700%	4,864,000	5,040,991
Verscend Escrow Corp.(d)
08/15/2026	9.750%	505,000	533,474
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	1,098,000	1,098,853
Total			72,172,231

Columbia Corporate Income Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%	1,430,000	1,538,687
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.(d)
03/15/2025	5.250%	168,000	170,669
FedEx Corp.
05/15/2041	3.250%	8,220,000	8,694,294
Total			8,864,963
Wireless 2.3%
Altice France Holding SA(d)
05/15/2027	10.500%	329,000	362,117
02/15/2028	6.000%	343,000	338,137
Altice France SA(d)
05/01/2026	7.375%	289,000	300,465
02/01/2027	8.125%	372,000	402,864
01/15/2028	5.500%	1,647,000	1,688,118
07/15/2029	5.125%	309,000	311,128
American Tower Corp.
07/15/2027	3.550%	4,395,000	4,865,644
08/15/2029	3.800%	5,130,000	5,782,413
Crown Castle International Corp.
04/01/2031	2.100%	6,110,000	6,048,749
SBA Communications Corp.
09/01/2024	4.875%	470,000	476,252
02/15/2027	3.875%	277,000	285,460
SBA Communications Corp.(d)
02/01/2029	3.125%	488,000	479,540
Sprint Capital Corp.
03/15/2032	8.750%	125,000	192,705
Sprint Corp.
06/15/2024	7.125%	316,000	363,390
03/01/2026	7.625%	552,000	674,011
T-Mobile USA, Inc.
02/15/2026	2.250%	147,000	148,783
02/15/2029	2.625%	602,000	602,042
04/15/2030	3.875%	9,700,000	10,961,198
02/15/2031	2.875%	334,000	335,758
04/15/2031	3.500%	671,000	705,468
T-Mobile USA, Inc.(d)
04/15/2031	3.500%	303,000	318,106
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	1,059,000	1,048,116
07/15/2031	4.750%	849,000	866,878
Total			37,557,342
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 3.8%
AT&T, Inc.(d)
09/15/2055	3.550%	13,042,000	13,481,022
12/01/2057	3.800%	9,896,000	10,543,260
Cablevision Lightpath LLC(d)
09/15/2027	3.875%	373,000	369,697
CenturyLink, Inc.
03/15/2022	5.800%	370,000	379,883
12/01/2023	6.750%	355,000	392,512
04/01/2025	5.625%	155,000	169,101
CenturyLink, Inc.(d)
02/15/2027	4.000%	205,000	210,859
DIRECTV Holdings LLC/Financing Co., Inc.(d),(e)
08/15/2027	5.875%	278,000	287,621
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	984,000	979,771
03/01/2028	6.125%	413,000	420,097
Lumen Technologies, Inc.(d)
06/15/2029	5.375%	256,000	262,844
Northwest Fiber LLC/Finance Sub, Inc.(d)
02/15/2028	6.000%	222,000	218,508
Telefonica Emisiones SAU
03/06/2048	4.895%	5,905,000	7,134,399
Verizon Communications, Inc.
03/22/2061	3.700%	24,091,000	26,631,479
Total			61,481,053
Total Corporate Bonds & Notes (Cost $1,392,322,562)			1,457,683,043

Foreign Government Obligations(i) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	251,000	270,638
05/15/2029	4.250%	198,000	200,635
Total			471,273
Total Foreign Government Obligations (Cost $453,111)			471,273

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.589%	243,021	241,562

12	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.839%	78,084	77,368
Total			318,930
Food and Beverage 0.0%
BellRing Brands LLC(j),(k)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	166,165	166,762
Health Care 0.0%
Radiology Partners, Inc.(j),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.348%	85,000	84,699
Media and Entertainment 0.1%
Cengage Learning, Inc.(j),(k),(l)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	466,317	465,627
Technology 0.0%
DCert Buyer, Inc.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.092%	357,000	359,677
Epicore Software Corp.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	101,000	104,283
Total			463,960
Total Senior Loans (Cost $1,494,696)			1,499,978

U.S. Treasury Obligations 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2022	0.125%	5,640,000	5,642,423
06/30/2025	0.250%	3,450,000	3,412,535
11/30/2025	0.375%	3,600,000	3,565,688
12/31/2025	0.375%	11,000,000	10,885,703
06/30/2027	0.500%	8,300,000	8,138,539
12/31/2027	0.625%	4,000,000	3,926,250
02/15/2050	2.000%	4,485,000	4,576,102
Total U.S. Treasury Obligations (Cost $41,152,034)			40,147,240

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.053%(m),(n)	108,523,800	108,512,948
Total Money Market Funds (Cost $108,512,772)		108,512,948
Total Investments in Securities (Cost: $1,545,236,648)		1,608,624,687
Other Assets & Liabilities, Net		4,263,278
Net Assets		1,612,887,965

At July 31, 2021, securities and/or cash totaling $1,822,798 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	666	09/2021	USD	109,702,688	5,749,901	—
U.S. Treasury 2-Year Note	374	09/2021	USD	82,525,438	8,028	—
U.S. Treasury 5-Year Note	891	09/2021	USD	110,880,774	671,852	—
Total					6,429,781	—

Columbia Corporate Income Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2021 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(386)	09/2021	USD	(51,898,906)	—	(1,072,034)
U.S. Ultra Bond 10-Year Note	(1,009)	09/2021	USD	(151,602,250)	—	(5,072,769)
U.S. Ultra Treasury Bond	(141)	09/2021	USD	(28,133,906)	—	(1,547,234)
Total					—	(7,692,037)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2021, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $377,324,633, which represents 23.39% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2021.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2021, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at July 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of July 31, 2021.
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at July 31, 2021.
(n)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.053%
	10,464,850	193,430,966	(95,382,868)	—	108,512,948	—	12,287	108,523,800
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Corporate Income Fund | Quarterly Report 2021

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